CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (20,906,985)	$ (1,400,292)	$ 3,498,005
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation of property and equipment	4,033,569	4,185,532	3,689,815
Amortization of intangible assets	5,833,439	7,771,842	6,651,329
Amortization of Operating Right of Use	138,272	0
Loss on disposals of property and equipment		54,512
Investment loss due to the redemption of financial assets held for trading			2,436,809
Loss on equity investment	(724,428)	166,334
Impairment loss related to intangible asset	8,051,199
Impairment loss related to long term investment	245,598
Impairment loss related to other receivable	60,998
Impairment loss related to fixed asset	5,749,384
Changes in operating assets and liabilities:
Accounts receivables	(205,889)	(168,235)	(5,195)
Prepayments and other current assets	471,622	316,019	(1,418,176)
Long-term prepayments and other non-current assets		28,406	68,629
Accounts payable	(55,372)	(36,441)	(135,379)
Amounts due to a related party	7,939	(210,388)	257,037
Deferred revenue	(5,507,495)	(4,954,504)	(5,017,679)
Other payables	213,846	(542,340)	824,404
Interest payable		217,041
Taxes payable	130,738	(637,297)	(95,115)
Operating Lease Liabilities	(86,624)
Deferred tax liabilities	(8,249)	38,744
Net cash (used in) generated from operating activities	(2,558,438)	4,828,933	10,754,484
Cash flows from investing activities
Proceed from redemption of financial assets held for trading		5,563,030
Investment in long-term investments		(15,117,687)
Purchase of property and equipment		(512,797)	(5,091,647)
Purchase of intangible assets		(1,850,484)	(7,773,051)
Investment in financial assets held for trading			(8,000,000)
Advance for investment	(300,631)	(1,732,775)
Proceed from disposal of property and equipment and intangible assets		4,681
Cash acquired from business combination		50,427
Net cash used in investing activities	(300,631)	(13,595,605)	(20,864,698)
Cash flows from financing activities
Proceeds from convertible bond	1,000,000
Proceeds from IPO net off IPO expenses			13,243,554
Proceeds from long-term borrowings		14,809,302
Net cash generated from financing activities	1,000,000	14,809,302	13,243,554
Effects of foreign currency translation	(976,270)	338,135	2,388,306
Net increase in cash and cash equivalents	(2,835,339)	6,380,765	5,521,646
Cash and cash equivalents at beginning of year	23,834,125	17,453,360	11,931,714
Cash and cash equivalents at end of year	20,998,786	23,834,125	17,453,360
Supplemental disclosures of cash flow information:
Cash paid for income taxes		1,231,826	3,612,851
Cash paid for interest expense	$ 819,219
Non-cash transactions
Shares issued as consideration for acquisition		$ 4,640,000
Redemption of fund in transit			$ 5,563,191